OPERATING LEASES - Schedule of future minimum operating lease revenue receipts (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Leases [Abstract]
2020 (remaining six months)	$ 27,448
2021	2,823
2022	0
2022	0
2023	0
Thereafter	0
Total minimum lease receipts	$ 30,271